SUPPLEMENTAL NON-CASH TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
The following table presents information about supplemental cash flows for the three months ended March 31, 2017 and 2016 (in thousands);

	2017	2016
Non-cash investing and financing activities excluded from the statement of cash flows:
Conversion of Series B preferred stock and accrued dividends to common stock	$2,549	$-
Commitment fees offset by issuance of common stock for private placement	250	-
Fair value of repriced warrants as debt discount to term loan	1,031	546
Increase in final settlement on the divestiture of DJ Basin properties in accrued liabilities	584	-
Cashless exercise of warrants	371	-
Change in capital expenditures for drilling costs in accrued liabilities	812	-

The following table presents information about supplemental cash flows for the years ended December 31, 2016 and 2015 (in thousands);

	2016	2015
Non-cash investing and financing activities excluded from the statement of cash flows:
Common stock issued for Series A Preferred Stock and accrued dividends	7,682	-
Common stock issued for convertible notes and accrued interest	14,872	-
Common stock issued for Brushy’s common stock	7,111	-
Common stock issued for Series B Preferred Stock and accrued dividends	3,230	-
Warrants issued for fees associated with Series B Preferred Stock issuance	1,590	-
Warrants issued for Series B Preferred Stock issuance and recorded as a deemed dividend	7,879	-
Fair value of warrants issued as debt discount and financing costs	2,192	1,222
Disposition of oil and gas assets for elimination of accrued expense for drilling	-	5,198